Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Acquisition	Dec. 31, 2011 Acquisition	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Weighted Average [Member]	Dec. 31, 2011 Weighted Average [Member]	Mar. 31, 2011 Winterthur Technologie AG	Dec. 31, 2011 Winterthur Technologie AG	Dec. 31, 2012 Other Acquisitions	Dec. 31, 2011 Other Acquisitions	Sep. 30, 2012 Federal Signal Technologies Group	Dec. 31, 2012 Ceradyne Inc.
Business Acquisitions Information
Accounts receivable		$ 84	$ 106								$ 45	$ 29	$ 61		$ 55
Inventory		125	128								69	13	59		112
Other current assets		37	42								6	1	36		36
Marketable securities		250										0			250
Property, plant and equipment		241	175								73	3	102		238
Purchased finite-lived intangible assets		213	342								226	86	116		127
Purchased indefinite-lived intangible assets		2										2			0
Purchased goodwill		339	259								147	141	112		198
Accounts payable and other liabilities, net of other assets		(127)	(148)								(70)	(27)	(78)		(100)
Interest bearing debt		(96)	(103)								(79)	(3)	(24)		(93)
Deferred tax asset/(liability)		(22)	(86)								(58)	3	(28)		(25)
Net assets acquired		1,046	715								359	248	356		798
Noncontrolling interest			(56)								(56)		0
Net assets acquired excluding noncontrolling interest			659								303		356
Supplemental information:
Cash paid		1,098	703								327	248	376		850
Less: Cash acquired		52	54								34	0	20		52
Cash paid, net of cash acquired	0	1,046	649								293	248	356	104	798
Non-cash			10								10		0
Net assets acquired excluding noncontrolling interest			$ 659								$ 303		$ 356
Number of business combinations completed		3	9
Percentage of subsidiary shares owned by entity on the business acquisition date (as a percent)										86.00%
Percentage of subsidiary shares owned by entity as of balance sheet date (as a percent)											100.00%
Finite Lived Intangible Assets
Intangible assets useful life				20 years	20 years	2 years	3 years	12 years	14 years